Equity Method Investments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended	12 Months Ended
	Jan. 29, 2025	Jan. 30, 2024	Jan. 30, 2023	Dec. 12, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary						50.00%
Foreign exchange gain (loss)						$ 114	$ 27
LSEG [member]
Disclosure of associates [line items]
Number of shares held in associate after sale				61,500,000
Dividend income from equity method investments						87	75
Mark-to-market of LSEG shares							$ 1,749
Number of shares to be sold				21,200,000
Sale of stock price per share				$ 94.5
Foreign exchange gain (loss)						(787)
Gain (loss) in value of investment based on share price						207
Gains on change in fair value of derivatives						$ 77
Three Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Entitled number of directors to nominate						three
Two Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Entitled number of directors to nominate						two
One Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Entitled number of directors to nominate						one
YPL ownership interest in LSEG [member]
Disclosure of associates [line items]
Economic interest							30.00%
Voting interest							24.00%
Thomson Reuters Ownership of YPL [member]
Disclosure of associates [line items]
Number of shares held in associate						72,000,000	72,400,000
Thomson Reuters Ownership of YPL [member] | LSEG [member]
Disclosure of associates [line items]
Repurchase of common shares						1,200,000
Proceeds from repurchase of common shares						$ 43
Number of shares distributed as dividend						500,000
Y P L formerly R H L Thomson Reuters Share [Member]
Disclosure of associates [line items]
Ownership interest						42.84%	42.82%
Dividend income from equity method investments						$ 87	$ 75
Pre tax proceeds from sale of shares						$ (310)	(1,200)
Contractual Lock-Up Provisions [member] | LSEG [member]
Disclosure of associates [line items]
Number of shares able to sell	8,000,000	22,000,000	31,000,000
Bottom of range [member]
Disclosure of associates [line items]
Ownership interest						20.00%
Bottom of range [member] | Three Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary						25.00%
Bottom of range [member] | Two Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary						17.50%
Bottom of range [member] | One Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary						10.00%
Top of range [member]
Disclosure of associates [line items]
Ownership interest						50.00%
Top of range [member] | Two Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary						25.00%
Top of range [member] | One Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary						17.50%
Refinitiv [member]
Disclosure of associates [line items]
Post-tax losses related to Refinitiv							168
Sale of Refinitiv [member]
Disclosure of associates [line items]
Sale of Refinitiv to LSEG							$ 8,075
Sale of LSEG shares [member]
Disclosure of associates [line items]
Pre tax proceeds from sale of shares					$ 994
Number of shares sold					10,100,000